SHELTON INTERNATIONAL SELECT EQUITY FUND

Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2022

Security Description	Shares	Value
Common Stock (98.10%)

Australia (2.39%)
Charter Hall Group	210,100	$2,595,788
Woodside Petroleum Ltd	43,700	1,049,742
Total Australia		3,645,530

Belgium (2.75%)
KBC Group NV	58,068	4,200,117

Canada (8.23%)
CAE Inc*	53,151	1,383,394
Constellation Software Inc/Canada	2,043	3,492,126
Element Fleet Management Corp	237,709	2,300,637
Kinross Gold Corp	478,000	2,806,345
Linamar Corp	57,700	2,564,680
Total Canada		12,547,182

China (3.91%)
Dongyue Group Ltd	744,200	1,024,153
Lenovo Group Ltd	3,008,400	3,272,137
Ping An Insurance Group Co of China Ltd	233,900	1,661,697
Total China		5,957,987

France (7.50%)
BNP Paribas SA	91,187	5,238,788
L'Oreal SA	7,912	3,184,845
Valeo	162,879	3,019,181
Total France		11,442,814

Germany (8.21%)
adidas AG	6,862	1,608,649
Deutsche Post AG	122,400	5,897,245
MTU Aero Engines AG	21,496	5,010,739
Total Germany		12,516,633

Great Britain (5.36%)
Dr. Martens Plc	232,100	728,076
Intertek Group PLC	40,935	2,809,085
RS GROUP PLC*	61,400	874,308
Unilever PLC	82,562	3,762,350
Total Great Britain		8,173,819

Hong Kong (8.35%)
AIA Group Ltd	465,300	4,897,563
ASM Pacific Technology Ltd	246,700	2,503,760
SITC International Holdings Co Ltd	1,105,200	3,915,256
Techtronic Industries Co Ltd	87,000	1,409,410
Total Hong Kong		12,725,989

India (2.66%)
HDFC Bank Ltd	66,259	4,063,664

Ireland (5.72%)
CRH PLC	118,584	4,768,811
Smurfit Kappa Group PLC	88,215	3,947,668
Total Ireland		8,716,479

Japan (13.65%)
Canon Inc	35,100	863,046
Daikin Industries Ltd	11,400	2,098,780
Hirose Electric Co Ltd	5,800	851,000
Mitsubishi Electric Corp	240,000	2,780,037
Murata Manufacturing Co Ltd	28,500	1,900,468
Nabtesco Corp	122,000	3,267,365
Nomura Research Institute Ltd	94,300	3,114,282
Santen Pharmaceutical Co Ltd	155,500	1,567,455
Shin-Etsu Chemical Co Ltd	10,800	1,667,135
Tokyo Electron Ltd	5,200	2,701,992
Total Japan		20,811,560

Mexico (1.51%)
Kimberly-Clark de Mexico SAB de CV	1,635,700	2,306,652

Netherlands (4.06%)
ASML Holding NV	7,047	4,706,903
Topicus.com Inc*	19,858	1,481,158
Total Netherland		6,188,061

Singapore (4.18%)
DBS Group Holdings Ltd	241,328	6,379,929

South Africa (1.52%)
Sanlam Ltd	470,200	2,322,627

South Korea (4.74%)
GS Holdings Corp	94,000	3,396,798
Mirae Asset Securities Co Ltd	113,200	797,623
Samsung Electronics Co Ltd	53,000	3,036,424
Total South Korea		7,230,845

Switzerland (6.73%)
Givaudan SA	576	2,385,533
Nestle SA	52,078	6,775,350
Straumann Holding AG	684	1,100,337
Total Switzerland		10,261,220

Taiwan (3.05%)
Taiwan Semiconductor Manufacturing Co Ltd	44,542	4,643,949

Thailand (3.58%)
Bangkok Bank PCL	1,327,100	5,463,943

Total Common Stock (Cost $144,667,471)		149,599,000

Total Investments (Cost $144,667,471) (98.10%)		149,599,000
Other Net Assets (3.92%)		2,894,109
Net Assets (100.00%)		$152,493,109

*	Non-income producing security.